Restricted Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Restricted Assets

As of December 31, 2018, 2017 and January 1, 2017, the following Grupo Supervielle’s assets are restricted:

Item	12/31/2018	12/31/2017	01/01/2017
Loans and other financing
In guarantee of secured borrowings	—	41,451	245,745
Credit Line	—	—	83,818

	—	41,451	329,563

Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	1,357,904	1,262,755	986,414
Trust guarantee deposits	3,333	22,231	14,543
Guarantee deposits for currency forward transactions	282,207	362,544	211,562
Guarantee deposits for credit cards transactions	244,417	237,826	249,292
Other guarantee deposits	119,356	35,863	41,249
Guarantee deposits for repo transactions	—	—	108,736

	2,007,217	1,921,219	1,611,796